Dividend Waiver (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Dividend Waiver (Textual) [Abstract]
Cash dividends waived by Clifton MHC		$ 4.0	$ 4.0
Received cash dividends	$ 4.0